BUSINESS COMBINATION (Tables)	6 Months Ended
Jun. 30, 2014
Estimated Acquisition Date Fair Value of the Consideration Transferred

The estimated acquisition date fair value of the consideration transferred totaled $195.0 million, which consisted of the following (in thousands):

Cash paid to equity holders	$201,271
Cash and cash equivalents acquired	(6,273)

Total	$194,998

Business Combination, Pro Forma Financial Information

The following unaudited pro forma financial information presents the combined results of TriNet, SOI and Ambrose for the year ended December 31, 2012 and 2013 and of TriNet and SOI for the year ended December 31, 2011 as if the SOI and Ambrose acquisition had occurred as of the beginning of 2011 and 2012, respectively, by applying certain adjustments, principally adding acquisition financing costs and the amortization of acquired intangible assets and removing acquisition-related transaction expenses and SOI historical debt costs (in thousands):

	Year Ended December 31,
	2011	2012	2013
Total revenues	$1,055,228	$1,424,876	$1,749,115
Net income (loss)	(3,669)	16,374	7,978

Ambrose Employer Group, LLC (Ambrose)
Summary of Estimated Fair Value of the Assets Acquired and Liabilities Assumed at the Acquisition

The following table summarizes the estimated fair value of the assets acquired and liabilities assumed at the acquisition date (in thousands):

Restricted cash	$442
WSE-related assets	57,366
Prepaid expenses and other current assets	893
Goodwill	98,918
Identifiable intangible assets	94,380
Property and equipment	1,358
Other noncurrent assets	878
WSE-related liabilities	(53,115)
Accounts payable and accrued liabilities	(5,646)
Deferred rent	(126)
Other long term liabilities	(350)

Consideration transferred	$194,998

SOI Holdings Inc
Summary of Estimated Fair Value of the Assets Acquired and Liabilities Assumed at the Acquisition

The estimated acquisition date fair value of the consideration transferred totaled $195.8 million, which consisted of the following (in thousands):

Cash paid to equity holders	$198,171
Receivable from equity holders	(1,893)
Cash and cash equivalents acquired	(504)

Total	$195,774

The following table summarizes the estimated fair value of the assets acquired and liabilities assumed at the acquisition date (in thousands):

Restricted cash	$700
WSE-related assets	122,135
Prepaid expenses and other current assets	600
Goodwill	164,616
Identifiable intangible assets	81,500
Property and equipment	8,941
Other noncurrent assets	464
WSE-related liabilities	(115,902)
Accrued corporate wages	(2,611)
Deferred income taxes	(17,386)
Current portion of notes payable and borrowings under capital leases	(579)
Other current liabilities	(3,841)
Other noncurrent liabilities	(42,863)

Consideration transferred	$195,774